Taxation - Summary of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Valuation Allowance [Line Items]
Balance at beginning of the year	¥ 10,870,573	¥ 10,277,822	¥ 5,763,386
Balance at end of the year	12,879,997	10,870,573	10,277,822
Additions [Member]
Valuation Allowance [Line Items]
Valuation allowance	2,105,516	1,798,296	3,990,147
Acquisition of subsidiaries [Member]
Valuation Allowance [Line Items]
Valuation allowance	0	0	536,974
Loss utilized and expired [Member]
Valuation Allowance [Line Items]
Valuation allowance	(224,457)	(150,721)	(92,086)
Effect of change in tax rate [Member]
Valuation Allowance [Line Items]
Valuation allowance	¥ 128,365	¥ (1,054,824)	¥ 79,401